Average Annual Total Returns - American Century Capital Portfolios Prospectus			12 Months Ended	46 Months Ended	60 Months Ended	120 Months Ended
		Mar. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Developed REIT Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Developed REIT Index (reflects no deduction for fees, expenses or taxes)
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%		13.15%	14.29%
FTSE Nareit All Equity REITs Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.27%		4.85%	5.77%
GLOBAL REAL ESTATE FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			6.64%		4.71%	5.69%
Performance Inception Date		Apr. 29, 2011
GLOBAL REAL ESTATE FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.55%		3.38%	4.36%
Performance Inception Date		Apr. 29, 2011
GLOBAL REAL ESTATE FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.12%		3.33%	4.04%
Performance Inception Date		Apr. 29, 2011
GLOBAL REAL ESTATE FUND, INVESTOR CLASS | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.34%		11.19%	11.72%
GLOBAL REAL ESTATE FUND, INVESTOR CLASS | S&P Developed REIT Index
Prospectus [Line Items]
Average Annual Return, Percent			6.91%		3.76%	3.81%
GLOBAL REAL ESTATE FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			6.84%		4.92%	5.90%
Performance Inception Date		Apr. 29, 2011
GLOBAL REAL ESTATE FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[1]		7.00%		5.07%	6.05%
Performance Inception Date	[1]	Apr. 10, 2017
GLOBAL REAL ESTATE FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			0.26%		3.22%	4.80%
Performance Inception Date		Apr. 29, 2011
GLOBAL REAL ESTATE FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	C Class2 Return Before Taxes
Average Annual Return, Percent	[2]		5.60%		3.67%	4.79%
Performance Inception Date	[2]	Apr. 29, 2011
GLOBAL REAL ESTATE FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			6.03%		4.17%	5.16%
Performance Inception Date		Apr. 29, 2011
GLOBAL REAL ESTATE FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[3]		6.84%		4.90%	5.89%
Performance Inception Date	[3]	Apr. 10, 2017
GLOBAL REAL ESTATE FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			7.01%		5.08%	6.06%
Performance Inception Date		Jul. 26, 2013
GLOBAL REAL ESTATE FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			7.75%	2.76%
Performance Inception Date		Mar. 01, 2022
REAL ESTATE FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			0.82%		5.08%	4.95%
Performance Inception Date		Sep. 21, 1995
REAL ESTATE FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.21%		3.46%	3.26%
Performance Inception Date		Sep. 21, 1995
REAL ESTATE FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.74%		3.66%	3.55%
Performance Inception Date		Sep. 21, 1995
REAL ESTATE FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			1.02%		5.30%	5.17%
Performance Inception Date		Jun. 16, 1997
REAL ESTATE FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[4]		1.17%		5.46%	5.32%
Performance Inception Date	[4]	Apr. 10, 2017
REAL ESTATE FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(5.22%)		3.59%	4.07%
Performance Inception Date		Oct. 06, 1998
REAL ESTATE FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	C Class2 Return Before Taxes
Average Annual Return, Percent	[5]		(0.16%)		4.04%	4.07%
Performance Inception Date	[5]	Sep. 28, 2007
REAL ESTATE FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			0.32%		4.57%	4.43%
Performance Inception Date		Sep. 28, 2007
REAL ESTATE FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[6]		1.02%		5.30%	5.16%
Performance Inception Date	[6]	Apr. 10, 2017
REAL ESTATE FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			1.17%		5.45%	5.32%
Performance Inception Date		Jul. 26, 2013

[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares. Since inception performance for the R5 Class is based on the I Class inception date.
[4]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[5]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[6]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares. Since inception performance for the R5 Class is based on the I Class inception date.